FINANCIAL INSTRUMENTS - Level 3 Rollforward Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial assets
Balance, beginning of period	$ 8,549
Balance, end of period	7,704	$ 8,549
Level 3
Financial assets
Balance, beginning of period	2,508	2,987
Acquisitions	174	288
Dispositions	(50)	(100)
Fair value losses, net and OCI	(84)	(159)
Reclassification of BSREP IV investments to assets held for sale	0	(52)
Other	0	(456)
Balance, end of period	$ 2,548	$ 2,508